INCOME TAXES - Effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective income tax rate Amount:
Loss before provision for income tax	$ (237,117)	$ (518,061)	$ 818,474
PRC Enterprise Income Tax	(59,279)
Preferential tax rate	15,191
Non-taxable or nondeductible items	1,914
Changes in valuation allowance	4,486
True up	3,843
Income Tax Expense (Benefit), Total	$ (21,034)	$ (69,907)	$ 165,588
Tax Jurisdiction of Domicile [Extensible Enumeration]	country:CN
Effective income tax rate Percent:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential tax rate	(6.00%)	(10.00%)	(11.00%)
Non-taxable or nondeductible items	(1.00%)
Changes in valuation allowance	(2.00%)	(1.00%)
True up	(2.00%)
Income tax payable adjustment		(3.00%)	5.00%
Effect of different reversal rate		2.00%
Dividend withholding tax			1.00%
Effective tax rate	9.00%	13.00%	20.00%
Cayman
Effective income tax rate Amount:
Income tax payable adjustment	$ 12,032
Effective income tax rate Percent:
Income tax payable adjustment	(5.00%)
Other
Effective income tax rate Amount:
Income tax payable adjustment	$ 779
Effective income tax rate Percent:
Income tax payable adjustment	0.00%